Note 19 - Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
19.	COMMITMENTS AND CONTINGENT LIABILITIES

(1)	Commitments

Rental Agreements

The Company has entered into office, parking and warehouse rental agreements with a related party, Terra Stabile S.A. (“Terra Stabile”) and Terra Norma S.A. (“Terra Norma”), which are controlled by Michail Zolotas, the President, Company’s Chairman, Chief Executive Officer and member of the Company’s Board of Directors (see Note 21), (for amendments in these rental agreements refer to Note 23). These rental agreements vary in duration-the longest agreement will expire in April 2022.

Future minimum rent payments due on these related party leases as of December 31, 2015 are as follows:

December 31, 2016	$224
December 31, 2017	224
December 31, 2018	400
December 31, 2019	406
December 31, 2020	412
Thereafter	408
$2,074

Advisory agreements

On October 13, 2015, the Company signed an advisory agreement with Pallas Consulting LLC in order to provide various services to the Company with respect to coal operations. The Company paid a retainer fee of $6,558 during 2014, through the reduction in purchase price for VAG (refer Note 5 ) and the consideration of the services to be provided until December 31, 2020 will be for a yearly fee of $2,950. The yearly fee shall be payable at the Company’s option, in cash and/ or common stock by dividing the amount payable by the closing price for the trading day immediately prior the payment date. The advisory agreement contains a five year true up liability clause from the final consulting payment. The expense for the year ended December 31, 2015 of amount $647 is included in discontinued operations (refer Note 22).

On March 3, 2015, the Company has signed an advisory agreement with Harmonia Shipping Management Inc in order to act as commercial advisor for the commercial operation and trading of five bitumen tankers. In consideration of the above services, the Company agreed to pay the fee of $390 for the first year and $150 per year from the second year through March 2, 2018. The fee is payable in common shares by dividing the amount payable by the closing price for the trading day immediately prior to the payment date.

Coal Sale Purchase Agreements (CPAs)

New Lead JMEG LLC, a joint venture affiliate established in April 2012 , entered into two Coal Sale Purchase Agreements with a third party located in Kentucky, USA, to purchase thermal coal, which is used in power plants for electricity generation and other industrial uses. Pursuant to various communications, the third party is not in the position to meet its contractual obligations under the CPAs. As a consequence, the Company considers the agreements as terminated.

(2)	Contingencies

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings in which the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were issued. As of December 31, 2015, the Company has provided in respect of all claims an amount equal to $3,641 ($3,457 as of December 31, 2014). Other than those listed below, there are no material legal proceedings to which the Company is a party:

● The charterers of the Newlead Avra notified the Company in October 2008 of their intention to pursue the following claims and notified the appointment of an arbitrator in relation to them:

a)             Damages suffered by sub-charterers of the vessel relating to remaining on board cargo in New York in September 2007;

b)             Damages suffered by sub-charterers of the vessel as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

c)             Damages suffered by sub-charterers of the vessel resulting from grounding in Houston in October 2007.

The Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

●The charterers of the Newlead Fortune notified the Company in October 2008 of their intention to pursue the following claims, and notified the appointment of an arbitrator in relation to them:

a)             Damages as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

b)             Damages resulting from the creation of hydrogen sulphide in the vessel’s tanks at two ports in the United States.

The Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

The Company accrues for the cost of environmental liabilities related to vessels when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company’s protection and indemnity (P&I) insurance coverage for pollution is $1,000,000 per vessel per incident.

Other than as described above, the Company has not been involved in any legal proceedings which may have, or have had a significant effect on its financial statements, nor is the Company aware of any proceedings that are pending or threatened which may have a significant effect on its financial statements.

Joint Venture (26%) Contingencies

On June 21, 2013, New Lead JMEG LLC entered into a coal purchase agreement (the "CPA") with Transasia Commodities Limited ("Transasia") for a shipment of 110,000 metric tonnes of coal to be delivered on about mid July 2013. Transasia was presented to be “a UK based company focused on trading commodities in niche markets, including coal, crude oil and oil products, throughout the world. The company is also involved in production, processing, transportation, and storage of energy commodities”. New Lead JMEG LLC failed to provide the coal, thus admitted being in breach of the CPA and requested Transasia to present their damages so as to proceed with remuneration. The estimated lost profit according to Transasia was about $290, yet their consequential commercial damages were alleged to be in excess of $6,000. New Lead JMEG LLC was requested to agree to this amount despite the lack of evidence, failing which, proceedings would be commenced.

Transasia commenced proceedings before the Supreme Court of the State of New York against New Lead JMEG LLC, NewLead, NewLead Holdings (US) Corp., Mr. Zolotas and Mr. Jan Berkowitz, for nonperformance of the CPA. The requested amount of damages has measured to be $10,000, however, no evidence of damages are presented with any reasonable clarity.

By way of background, Transasia was incorporated on September 7, 2012 as Zif Energy (UK) Limited. It was sold and renamed to its present name and ownership on February 12, 2013, when it started trading. For the period to September 30, 2013 which was about the time of the New Lead JMEG LLC contract, TransAsia Commodities reported a turnover of $82 and a net accumulated loss of GBP 134,635. No other revenue was reported and on the December 18, 2014 that company was placed into voluntary liquidation, having remained active for a total of 674 days.

Two months before Transasia’s filing for liquidation, on September 19, 2014, a similar company named “Transasia Commodities Investment Corp Ltd” was incorporated and on October 10, 2014 was renamed to “Transasia Commodities Investment Ltd” (“new Transasia”). By way of a deed of assignment dated November 7, 2014 and with the liquidators’ approval, Transasia has sold to the new Transasia all its rights to the claim against New Lead JMEG LLC et al at an amount of GBP 10,000 and 25% of all sums that may be recovered after deduction of all legal costs incurred in conducting these proceedings. To date, the New Lead JMEG LLC has incurred legal costs in excess of $1,500 to defend this case.

The Company does not anticipate any amount in excess of the amount accrued, to be material to the financial statements, for possible loss related to this claim.